Shareholder Report, Line Graph (Details) ITOC_MassMutual Blue Chip Growth Fund_Class Y_TSR Annual {Class Y} - USD ($)				12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Feb. 01, 2023	Sep. 30, 2025
Class Y
Account Value [Line Items]
Accumulated Value	$ 16,646	$ 11,608	$ 10,000	$ 20,659
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index
Accumulated Value	14,053	10,395	10,000	$ 16,500
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Growth Index
Accumulated Value	$ 16,126	$ 11,341	$ 10,000	$ 20,244